Convertible Notes Payable, Net (Details)								12 Months Ended
		Sep. 10, 2024 USD ($)	Aug. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 18, 2024 USD ($) $ / shares	Jun. 17, 2024 USD ($) $ / shares	Jun. 11, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Apr. 30, 2024 Percentage Years
Convertible Notes Payable, Net [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares								$ 1.5
Warrant term								5 years		3 years
Loans payable percentage				30.00%
Additional loans payable percentage				70.00%
Common stock shares issued (in Shares) | shares	[1]							2,098,999	1,259,333
Amortization of debt discount								$ 315,834
Interest expenses								27,499
June 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Debt discount				$ 300,009
Fair value of warrant				989,746
Warrants				237,509
June 2024 Note [Member]
Convertible Notes Payable, Net [Line Items]
Warrants				$ 74,991
August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Debt discount			$ 342,314
Fair value of warrant			447,316
Warrants			$ 239,389
Senior Unsecured Promissory Note [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount							$ 312,500
Cash proceeds from principal amount							250,000
Debt discount							$ 62,500
Interest rate							12.00%
Conversion price (in Dollars per share) | $ / shares							$ 2
Senior Unsecured Promissory Note [Member] | June 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Purchase warrant shares (in Shares) | shares							150,000
Warrant exercise price (in Dollars per share) | $ / shares							$ 2
Warrant term							5 years
Senior Unsecured Promissory Note [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares			$ 2
Warrant term			5 years
Common stock shares issued (in Shares) | shares			175,000
Additional Convertible Promissory Note [Member]
Convertible Notes Payable, Net [Line Items]
Interest rate							12.00%
Conversion price (in Dollars per share) | $ / shares							$ 2
Convertible promissory note							$ 500,000
Debt term							2 years
Additional June 2024 Notes [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount					$ 31,250	$ 31,250
Cash proceeds from principal amount					25,000	25,000
Debt discount					$ 6,250	$ 6,250		12,500
Interest rate					12.00%	12.00%
Conversion price (in Dollars per share) | $ / shares					$ 2	$ 2
August 2024 Note [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount			$ 515,000
Cash proceeds from principal amount			$ 412,075
Interest rate			12.00%
Conversion price (in Dollars per share) | $ / shares			$ 2.5
Warrants			$ 275,611
September 2024 Note [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount		$ 125,000
Cash proceeds from principal amount		100,000
Debt discount		$ 25,000
Interest rate		12.00%
Amortization of debt discount								298,832
Interest expenses								$ 24,866
Measurement Input, Price Volatility [Member] | June 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued				182.23
Measurement Input, Price Volatility [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued			183.31
Measurement Input, Risk Free Interest Rate [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued | Percentage										4.87
Measurement Input, Risk Free Interest Rate [Member] | June 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued				4.41
Measurement Input, Risk Free Interest Rate [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued			3.84
Measurement Input, Expected Dividend Rate [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued | Percentage										0
Measurement Input, Expected Dividend Rate [Member] | June 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued				0
Measurement Input, Expected Dividend Rate [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued			0
Measurement Input, Expected Term [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued | Years										3
Measurement Input, Expected Term [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued			5

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 14.